Segment information - Long lived assets (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Segment information
Total long-lived assets	$ 125,782	$ 111,449
USA
Segment information
Total long-lived assets	30,211	32,624
Romania
Segment information
Total long-lived assets	29,597	25,862
UK
Segment information
Total long-lived assets	15,327	15,847
Switzerland
Segment information
Total long-lived assets	11,746	5,812
Russia
Segment information
Total long-lived assets	9,375	11,910
Poland
Segment information
Total long-lived assets	8,236	2,918
Ukraine
Segment information
Total long-lived assets	7,419	10,467
Luxembourg
Segment information
Total long-lived assets	4,765
Germany
Segment information
Total long-lived assets	3,494	336
Cyprus
Segment information
Total long-lived assets	2,389	4,185
Other
Segment information
Total long-lived assets	$ 3,223	$ 1,488